ACQUISITION OF COLUMBIA - Schedule of Assets Acquired and Liabilities Assumed (Details) CAD in Millions, $ in Millions	Jul. 01, 2016 CAD	Jul. 01, 2016 USD ($)	Dec. 31, 2017 CAD	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD	Dec. 31, 2016 USD ($)	Jul. 01, 2016 USD ($)	Dec. 31, 2015 CAD
Fair Value
Goodwill (Note 11)			CAD 13,084		CAD 13,958			CAD 4,812
Exchange rate	1.30						1.30
Columbian Pipeline
Business Acquisition [Line Items]
Purchase Price Consideration	CAD 13,392	$ 10,294
Fair Value
Current assets	856						$ 658
Plant, property and equipment	9,835						7,560
Equity investments	574						441
Regulatory assets	248						190
Intangible and other assets	175						135
Current liabilities	(777)						(597)
Regulatory liabilities	(383)						(294)
Other long-term liabilities	(187)						(144)
Deferred income tax liabilities	(2,098)						(1,613)
Long-term debt	(3,878)						(2,981)
Non-controlling interests	(1,051)						(808)
Fair Value of Net Assets Acquired	3,314						2,547
Goodwill (Note 11)	CAD 10,078			$ 7,802		$ 7,747	$ 7,747